SHARE CAPITAL AND RESERVES (Detail Textuals)										12 Months Ended
	Oct. 15, 2018 CAD ($) Share $ / Unit shares	Oct. 15, 2018 USD ($) Share $ / shares $ / Unit shares	Aug. 09, 2018 CAD ($) shares	Oct. 23, 2017 CAD ($) shares	Sep. 12, 2017 CAD ($) shares	Sep. 06, 2017 CAD ($) $ / shares shares	May 19, 2017 CAD ($) shares	Apr. 06, 2017 CAD ($) $ / Unit shares	Mar. 14, 2017 CAD ($) shares	Nov. 30, 2018 CAD ($) Share $ / shares shares	Nov. 30, 2018 USD ($) Share shares	Nov. 30, 2017 CAD ($) Share	Nov. 30, 2017 $ / shares	Jan. 09, 2018 CAD ($) Share
Disclosure of classes of share capital [line items]
Shares issued pursuant to exercise of stock options					$ 75,000							$ 75,000
Shares issued pursuant to exercise of stock options (in shares) | shares					20,000
Number of shares authorised | shares										20,000,000	20,000,000
Number of common shares issued for licenses | shares	888,000	888,000
Amount of common shares issued for licenses	$ 4,880,639									$ 4,880,639
Shares issued for finder fees						$ 24,600						24,600
Shares issued for finder fees (in shares) | shares						4,000
Number of shares issued to settle debt | shares	113,764	113,764				73,291	22,854		117,750
Amount of shares issued to settle debt	$ 623,771					$ 204,123	$ 69,100		$ 353,250	623,771		$ 642,973
Amount of shares issued for commitment	$ 156,000
Description of settlement of debt								On April 6, 2017, the Company closed a non-brokered private placement and issued 89,833 units at a price of $3.00 per unit for gross proceeds of $269,500 of which $16,500 was settled for debt. Each unit consisted of one common share and 0.287 of a share purchase warrant of the Company. Each whole warrant entitles the holder to purchase one additional common share at a price of $3.75 per share for a term of five years from closing.	On March 14, 2017, the Company issued 117,750 units valued at $353,250 to settle debt. Each unit was comprised of one common share and 0.287 of a share purchase warrant of the Company. Each whole warrant entitles the holder to purchase one additional common share at a price of $3.75 per share for a term of five years from closing.
Number of shares issued for commitment | shares	28,451	28,451
Gain on debt settlements	$ 209,716							$ 16,500
Total amount of debt settlements	833,487					$ 246,615
Amount of shaes issued for intangible assets	$ 1,469,456									1,469,456
Shares issued for intangible assets | shares	268,000	268,000
Exercise price of warrants | (per share)		$ 5.00				$ 6.15
Number of units issued | shares	800,000	800,000						89,833
Units issue price per unit | $ / Unit	4.00	4.00						3.00
Gross proceeds from issuance of units	$ 4,157,760	$ 3,200,000						$ 269,500
Shares issued for cash										$ 4,157,760
Total amount of agents fees	410,218
Legal fees	36,353
Shares issued for share issuance costs	$ 41,531
Shares issued for share issuance costs (in shares) | shares	10,000	10,000
Description Of Brokered Private Placement	Each unit consisted of one common share and one share purchase warrant exercisable for a three-year period at an exercise price of US$5.00 per warrant.	Each unit consisted of one common share and one share purchase warrant exercisable for a three-year period at an exercise price of US$5.00 per warrant.
Fair value of exercised stock options reserves to share capital					$ 48,000
Leading Brands Inc. ("LBIX")
Disclosure of classes of share capital [line items]
Number of shares issued | shares			1,848,980
Liquid Media Group (Canada) Ltd. ("Liquid Canada")
Disclosure of classes of share capital [line items]
Issuance of common stock | shares			1,288,497
Amount of issuance of common stock			$ 4,277,319
Amount of warrant issued			$ 96,303
Majesco entertainment company
Disclosure of classes of share capital [line items]
Number of share issued as consideration | Share														66,667
Value for share issued as consideration														$ 415,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised | shares										500,000,000	500,000,000
Share purchase warrants
Disclosure of classes of share capital [line items]
Number of warrants issued | Share										800,000	800,000
Fair value of exercised warrants reserves to share capital										$ 23,854
Number of warrants issued for exercise | shares				4,750						51,148	51,148
Amount of proceeds form warrants issued				$ 17,812						$ 154,320
Agents' warrants
Disclosure of classes of share capital [line items]
Number of warrants issued | Share	8,000	8,000								8,000	8,000	8,000
Amount of warrant issued	$ 24,774										$ 24,774	$ 24,774
Fair value of exercised warrants reserves to share capital										$ 2,985
Number of warrants issued for exercise | shares										1,837	1,837
Amount of proceeds form warrants issued										$ 2,296
Exercise price of warrants | (per share)										$ 1.25			$ 4.00